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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Core Bond Fund, Evergreen Strategic Core Bond Portfolio and Evergreen Select High Yield Bond Fund, for the year ended April 30, 2005. These 3 series have a 4/30 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

CORE BOND FUND

Annual Report
as of April 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Core Bond Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.”

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified, long-term strategies, including mortgage-backed and other asset-backed securities.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

Average annual
return*

1-year with sales
charge	-0.12%	-0.87%	3.13%	N/A	N/A	N/A

1-year w/o sales
charge	4.85%	4.13%	4.13%	5.17%	4.91%	4.65%

5-year	6.28%	6.39%	6.70%	7.55%	7.28%	7.37%

10-year	6.64%	6.85%	6.85%	7.28%	7.08%	7.19%

Maximum sales	4.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.85% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.26% ..

The fund seeks to maximize total return through a combination of current income and capital growth.

The domestic economy grew steadily during most of the twelve months ended April 30, 2005, although the pace of growth appeared to slow somewhat in the first quarter of 2005. Throughout the period, the fixed income market experienced significant short-term volatility as worries about the economy and concerns about the impact of the Federal Reserve Board’s decisions to raise interest rates came to fruition. Short-term and intermediate-term interest rates tended to rise, while long-term interest rates ended the year close to where they started. This resulted in a flattening of the yield curve, in which longer-term securities outperformed short- and intermediate-term securities.

Over the period, the general trend was for corporate profits to rise, as a result, corporate bonds tended to outperform U.S. government securities. However, this trend was reversed in the final two months of the fiscal year.

We positioned the fund throughout the twelve months to benefit from a flattening of the yield curve, using a barbell strategy that emphasized shorter- and longer-term securities, while underweighting intermediates. This tended to help performance, as intermediates underperformed the market. In addition, our emphasis on mortgage securities and de-emphasis on U.S. Treasury bonds supported performance.

Detracting from results was our overall de-emphasis on corporate securities. We reduced the fund’s corporate position early in the period because we thought that the corporate yield spread over U.S. Treasury bonds had become very narrow. However, in the final two months of the fiscal period, the underweighting of corporates helped the fund’s relative performance as corporates underperformed U.S. Treasury bonds.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders. U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,009.27	$ 3.74
Class B	$ 1,000.00	$ 1,005.78	$ 7.21
Class C	$ 1,000.00	$ 1,005.78	$ 7.21
Class I	$ 1,000.00	$ 1,010.77	$ 2.24
Class IS	$ 1,000.00	$ 1,009.52	$ 3.49
Class R	$ 1,000.00	$ 1,008.27	$ 4.73
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B	$ 1,000.00	$ 1,017.60	$ 7.25
Class C	$ 1,000.00	$ 1,017.60	$ 7.25
Class I	$ 1,000.00	$ 1,022.56	$ 2.26
Class IS	$ 1,000.00	$ 1,021.32	$ 3.51
Class R	$ 1,000.00	$ 1,020.08	$ 4.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended
					September 30,
CLASS A	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$10.40

Income from investment operations
Net investment income (loss)	0.39	0.35	0.48	0.31	0.17[3]
Net realized and unrealized gains or losses on securities and credit default swap
transactions	0.12	(0.17)	0.57	(0.13)	0.43

Total from investment operations	0.51	0.18	1.05	0.18	0.60

Distributions to shareholders from
Net investment income	(0.42)	(0.43)	(0.48)	(0.30)	(0.22)
Net realized gains	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.50)	(0.52)	(0.59)	(0.43)	(0.22)

Net asset value, end of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$10.78

Total return[4]	4.85%	1.68%	10.20%	1.71%	5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$452,253	$455,930	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.75%	0.74%	0.70%	0.67%[5]	0.68%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.83%	0.81%	0.77%	0.73%[5]	0.72%[5]
Net investment income (loss)	3.62%	3.30%	4.47%	4.93%[5]	4.93%[5]
Portfolio turnover rate	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended
					September 30,
CLASS B	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$10.40

Income from investment operations
Net investment income (loss)	0.31	0.28	0.40	0.26	0.12[3]
Net realized and unrealized gains or losses on securities and credit default swap
transactions	0.13	(0.17)	0.57	(0.13)	0.45

Total from investment operations	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$10.78

Total return[4]	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$226,798	$274,746	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.45%	1.44%	1.44%	1.41%[5]	1.44%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.53%	1.51%	1.51%	1.48%[5]	1.48%[5]
Net investment income (loss)	2.92%	2.60%	3.70%	4.18%[5]	4.11%[5]
Portfolio turnover rate	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended
					September 30,
CLASS C	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$10.40

Income from investment operations
Net investment income (loss)	0.31	0.28	0.40	0.26	0.13[3]
Net realized and unrealized gains or losses on securities and credit default swap
transactions	0.13	(0.17)	0.57	(0.13)	0.44

Total from investment operations	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$10.78

Total return[4]	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$130,261	$142,096	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.45%	1.44%	1.44%	1.41%[5]	1.43%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.53%	1.51%	1.51%	1.48%[5]	1.47%[5]
Net investment income (loss)	2.93%	2.60%	3.70%	4.17%[5]	4.04%[5]
Portfolio turnover rate	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended September 30,

CLASS I	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 10.65	$ 10.99	$10.53	$ 10.78	$ 10.09	$ 10.08

Income from investment operations
Net investment income (loss)	0.42	0.40	0.51	0.32	0.62	0.64
Net realized and unrealized gains or losses on securities and credit
default swap transactions	0.12	(0.18)	0.57	(0.13)	0.70	0

Total from investment operations	0.54	0.22	1.08	0.19	1.32	0.64

Distributions to shareholders from
Net investment income	(0.45)	(0.47)	(0.51)	(0.31)	(0.63)	(0.63)
Net realized gains	(0.08)	(0.09)	(0.11)	(0.13)	0	0

Total distributions to shareholders	(0.53)	(0.56)	(0.62)	(0.44)	(0.63)	(0.63)

Net asset value, end of period	$ 10.66	$ 10.65	$10.99	$ 10.53	$ 10.78	$ 10.09

Total return	5.17%	1.98%	10.48%	1.85%	13.44%	6.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,608,802	$3,693,542	$3,544,010	$1,558,013	$1,532,324	$1,283,130
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.45%	0.44%	0.44%	0.43%[2]	0.43%	0.42%
Expenses excluding waivers/reimbursements
and expense reductions	0.53%	0.51%	0.51%	0.48%[2]	0.47%	0.49%
Net investment income (loss)	3.92%	3.60%	4.72%	5.20%[2]	5.96%	6.45%
Portfolio turnover rate	183%	204%	206%	136%	238%	195%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended September 30,

CLASS IS	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08

Income from investment operations
Net investment income (loss)	0.40	0.37[2]	0.48	0.31	0.61	0.61
Net realized and unrealized gains or losses on securities and credit
default swap transactions	0.12	(0.18)	0.57	(0.13)	0.68	0

Total from investment operations	0.52	0.19	1.05	0.18	1.29	0.61

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.48)	(0.30)	(0.60)	(0.60)
Net realized gains	(0.08)	(0.09)	(0.11)	(0.13)	0	0

Total distributions to shareholders	(0.51)	(0.53)	(0.59)	(0.43)	(0.60)	(0.60)

Net asset value, end of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09

Total return	4.91%	1.73%	10.20%	1.71%	13.16%	6.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,682	$52,290	$53,991	$19,869	$20,456	$22,213
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.70%	0.70%	0.70%	0.68%[3]	0.68%	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.78%	0.77%	0.76%	0.73%[3]	0.72%	0.75%
Net investment income (loss)	3.68%	3.36%	4.48%	4.95%[3]	5.72%	6.24%
Portfolio turnover rate	183%	204%	206%	136%	238%	195%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS R	2005	2004[1]

Net asset value, beginning of period	$10.65	$10.83

Income from investment operations
Net investment income (loss)	0.40	0.20
Net realized and unrealized gains or losses on securities and credit default swap transactions	0.09	(0.07)

Total from investment operations	0.49	0.13

Distributions to shareholders from
Net investment income	(0.40)	(0.22)
Net realized gains	(0.08)	(0.09)

Total distributions to shareholders	(0.48)	(0.31)

Net asset value, end of period	$10.66	$10.65

Total return	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,628	$ 192
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.04%	1.04%[2]
Net investment income (loss)	3.60%	2.47%[2]
Portfolio turnover rate	183%	204%

1 For the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.6%
FIXED-RATE 8.6%
FHLMC:
6.90%, 12/01/2010 (h)	$35,350,000	$39,192,545
7.21%, 06/15/2017 (h)	10,450,781	11,431,064
7.65%, 05/01/2025 (h)	2,543,659	2,864,923
FNMA:
4.12%, 06/01/2013	9,252,267	8,983,444
5.39%, 09/01/2014	25,439,660	26,744,783
5.57%, 01/01/2006	2,932,605	2,939,678
5.67%, 09/01/2006	3,819,884	3,869,756
5.76%, 07/01/2006	3,204,167	3,239,668
5.81%, 01/01/2009	9,681,125	10,103,318
5.86%, 04/01/2009	107,323	112,257
5.95%, 03/01/2012	6,881,081	7,385,000
5.96%, 12/01/2008	1,631,238	1,705,172
5.98%, 12/01/2008	3,713,439	3,882,080
6.03%, 06/01/2008	9,695,969	10,085,697
6.06%, 07/01/2012	19,373,859	20,897,623
6.10%, 08/01/2008	2,566,177	2,680,422
6.12%, 04/01/2009	5,150,544	5,430,172
6.125%, 05/01/2009	4,175,348	4,404,897
6.13%, 04/01/2009	35,762	37,673
6.14%, 04/01/2009	3,630,838	3,827,998
6.15%, 08/01/2008	7,838,627	8,199,989
6.17%, 04/01/2009	173,161	182,674
6.19%, 02/01/2006	3,059,885	3,078,243
6.20%, 09/01/2008	915,614	960,138
6.23%, 04/01/2011	95,514	102,993
6.25%, 02/01/2011	24,135,000	26,188,869
6.26%, 06/01/2009	5,417,450	5,759,928
6.29%, 04/01/2008	2,757,999	2,880,741
6.31%, 03/01/2008	1,910,082	1,993,299
6.37%, 08/01/2011	4,223,757	4,597,790
6.375%, 01/01/2009	6,759,718	7,154,137
6.42%, 11/01/2008 - 02/01/2011	9,414,813	9,955,549
6.46%, 04/01/2006	598,467	604,935
6.54%, 12/01/2007	58,982	61,542
6.61%, 02/01/2007	6,096,383	6,279,564
6.62%, 06/01/2009	14,092,156	15,024,555
6.65%, 12/01/2007	9,393,370	9,822,278
6.81%, 12/01/2006	103,670	106,682
6.84%, 03/01/2007	6,907,481	7,159,834
6.87%, 05/01/2006	1,320,220	1,340,091
6.95%, 08/01/2009	136,839	147,487
7.01%, 12/01/2010	15,344,963	17,022,739
7.02%, 07/01/2009	56,694	61,154
7.09%, 10/01/2007	4,561,668	4,786,720

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
FNMA continued
7.12%, 11/01/2006 - 09/01/2010	$13,726,255	$14,841,475
7.13%, 11/01/2006	4,031,386	4,175,390
7.20%, 12/01/2006	1,430,147	1,476,879
7.29%, 12/01/2010	41,828,458	47,010,787
7.41%, 10/01/2009	4,144,046	4,540,647
7.42%, 10/01/2009	3,291,092	3,607,483
7.74%, 06/01/2007	5,096,833	5,358,052

Total Agency Commercial Mortgage-Backed Securities
(cost $390,603,274)		384,300,814

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 12.7%
FIXED-RATE 12.7%
FHLMC:
Ser. 2279, Class PK, 6.50%, 01/15/2031	15,000,000	15,765,628
Ser. 2370, Class VC, 6.00%, 10/15/2019	21,070,000	21,986,201
Ser. 2447, Class CA, 5.50%, 05/15/2009	84,913	85,234
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,312,386
Ser. 2759, Class DN, 4.00%, 03/15/2019	20,000,000	18,467,454
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	11,113,424
Ser. 2780, Class BD, 4.50%, 10/15/2017	34,660,000	34,735,347
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,701,828
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,263,352
Ser. 2840, Class NC, 5.50%, 03/15/2028	14,515,000	14,868,905
Ser. 2858, Class JL, 5.50%, 12/15/2027	25,701,000	26,280,624
Ser. 2870, Class AK, 5.00%, 03/15/2030	21,646,000	21,732,461
Ser. 2873, Class MC, 5.50%, 02/15/2028	24,503,000	25,080,805
Ser. 2873, Class PD, 5.50%, 12/15/2030	17,321,000	17,650,549
Ser. 2912, Class EC, 5.50%, 02/15/2030	34,404,000	35,368,843
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	10,219,341
Ser. 2957, Class KP, 5.50%, 07/15/2028 (h)	58,214,000	59,517,994
Ser. 2958, Class MC, 5.50%, 11/15/2028 (h)	27,000,000	27,604,800
Ser. 2961, Class PU, 5.50%, 07/15/2028 (h)	23,367,000	23,890,421
Ser. 2962, Class XB, 5.50%, 05/15/2029 (h)	42,964,000	43,922,097
Ser. 2964, Class NB, 5.50%, 09/15/2027 (h)	25,130,910	25,693,842
FNMA:
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	35,000	36,664
Ser. 2002-9, Class PB, 6.00%, 11/25/2014	2,303,904	2,301,349
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,745,888
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	34,724,341
Ser. 2004-1, Class 1, 4.45%, 08/25/2012	40,749	40,432
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	33,225,000	33,050,765
Ser. 2780, Class TD, 5.00%, 04/15/2028	13,780,000	13,926,253
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	1,043	1,092

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $571,176,608)		571,088,320

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.7%
FIXED-RATE 7.7%
FHLMC:
4.50%, 05/01/2034 - 11/01/2034	$11,245,706	$10,859,308
4.50%, TBA #	21,665,000	20,906,725
6.00%, 04/01/2017	112,166	116,369
6.50%, 06/01/2029 - 10/01/2032	3,461,568	3,602,634
6.50%, TBA #	20,618,710	21,462,799
7.00%, 02/01/2015 - 12/01/2031	530,460	559,491
FNMA:
4.50%, TBA #	98,410,000	97,364,394
5.00%, TBA #	77,870,000	78,429,730
5.50%, 03/01/2017 - 03/01/2033	1,821,894	1,850,410
5.50%, TBA #	58,975,000	59,546,350
5.61%, 12/01/2011	5,759,690	6,078,400
6.00%, 12/01/2008 - 12/01/2012	618,754	638,678
6.08%, 12/01/2011	12,558,003	13,490,904
6.50%, 06/01/2009 - 08/01/2032	1,014,808	1,060,007
7.00%, 08/01/2028 - 06/01/2032	277,181	293,169
7.50%, 02/01/2012 - 12/01/2030	11,211,447	11,996,452
GNMA:
3.50%, 07/20/2031	4,421,571	4,476,429
3.75%, 07/20/2024	7,869,740	7,963,380
5.50%, 12/15/2032	337,108	343,542
6.50%, 05/15/2009	152,117	158,016
7.00%, 02/15/2009 - 11/15/2029	689,061	724,714
7.75%, 07/15/2020 - 08/15/2021	1,071,677	1,153,784
8.00%, 02/15/2030	39,076	42,372
8.25%, 07/15/2008 - 05/15/2020	777,443	846,619
8.30%, 06/15/2019	75,951	82,946
11.50%, 05/15/2013 - 06/15/2013	13,419	15,080

Total Agency Mortgage-Backed Pass Through Securities
(cost $342,098,750)		344,062,702

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.4%
FHLMC, Ser. T-60, Class 1A4C, 5.40%, 03/25/2044	10,358,872	10,431,579
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	18,187	18,321
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	23,117,544	23,119,447
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	40,000	40,816
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	30,995,230

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $65,344,246)		64,605,393

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 4.8%
FHLMC:
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	$15,916,572	$16,615,354
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	18,045,202	19,088,431
FNMA:
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	14,698,778	15,409,884
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	10,414,661	11,020,013
Ser. 2002-90, Class A1, 6.50%, 06/25/2042	11,338,642	11,781,564
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	32,981	34,639
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	21,112,513	21,506,300
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	22,623,811	23,769,168
Ser. 2003-W4, Class 3A, 7.00%, 10/25/2042	15,985,255	16,764,101
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	8,974,816	9,392,618
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	42,449,379	44,717,301
Ser. 2004-W12, Class 1A3, 7.00%, 07/25/2044	22,317,146	23,656,362

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $217,389,014)		213,755,735

ASSET-BACKED SECURITIES 4.2%
Argent Securities, Inc., Ser. 2003-W3, Class AF6, 5.41%, 09/25/2033	12,250,000	12,710,912
Federal Express Corp. Pass Thru Certs., Ser. 1998-1A, 6.72%, 01/15/2022	8,017,730	8,984,468
GSAMP Trust, Ser. 2005-HE1, Class A2D, 3.12%, 12/25/2034	28,682,779	28,756,149
Long Beach Mtge. Loan Trust, Ser. 2004-6, Class 2A1, 3.12%, 11/25/2034	28,110,872	28,158,430
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,825,000	6,979,773
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,864,956
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 (h)	1,838	1,838
Saxon Asset Securities Trust, Ser. 2005-1, Class A1, 3.08%, 05/25/2035	24,711,442	24,738,019
Structured Asset Securities Corp., Ser. 2004-S4, Class A1, 3.02%, 12/25/2034	17,066,512	17,077,244
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	17,680,000	17,635,163
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-Z, Class A3, 3.45%,
09/25/2034	27,019,000	26,715,558

Total Asset-Backed Securities (cost $187,531,001)		189,622,510

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.9%
FIXED-RATE 11.9%
Banc of America Comml. Mtge., Inc.:
Ser. 2002-PB2, Class A1, 4.33%, 06/11/2035	7,830,729	7,854,131
Ser. 2004-3, Class A5, 5.48%, 06/10/2039	24,035,000	25,049,431
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	10,000,000	10,000,351
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%,
06/11/2041	26,870,000	28,023,016
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.46%, 04/15/2040	12,485,000	13,001,211
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%,
10/25/2033	841,258	851,973
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	771,382	774,845

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	$10,250,000	$10,298,514
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	30,215,680
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	28,158,242
GMAC Comml. Mtge. Securities, Inc.:
Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	5,045,000	5,617,241
Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	22,215,000	22,909,856
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%,
07/05/2035	8,738,964	8,430,297
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	17,385,000	17,924,962
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	16,252,000	15,730,257
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	28,590,000	29,919,181
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	9,160,000	9,543,738
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	7,908,614	8,351,322
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	15,504,744	16,448,992
Ser. 2000-C5, Class A1, 6.41%, 01/15/2010	15,058,240	15,700,460
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,967,577
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	24,987,729	24,470,978
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,165,995
Merrill Lynch Mtge. Trust, Ser. 2005-MKB2, Class A4, 5.20%, 09/12/2042	15,000,000	15,340,962
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A2, 6.88%, 10/03/2030	27,629,392	28,170,549
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	10,994,000	11,000,891
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	31,250,619
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	16,778,484	16,436,975
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	32,124,587
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	16,413,866	16,051,495
Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	11,830,000	11,830,530
Ser. 2005-C17, Class A4, 5.08%, 03/15/2042	13,000,000	13,224,400

Total Commercial Mortgage-Backed Securities (cost $532,684,324)		530,839,258

CORPORATE BONDS 19.4%
CONSUMER DISCRETIONARY 1.7%
Automobiles 0.7%
Ford Motor Co., 6.375%, 02/01/2029	33,145,000	24,705,952
General Motors Corp., 7.20%, 01/15/2011	6,000,000	5,072,082

		29,778,034

Media 0.8%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,433,362
Time Warner, Inc., 7.625%, 04/15/2031	22,625,000	27,657,298

		38,090,660

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.2%
May Department Stores Co., 6.70%, 09/15/2028	$ 7,730,000	$8,303,991

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,148,792

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,553,450

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	17,585,000	20,914,772

FINANCIALS 12.5%
Capital Markets 2.9%
Alliance Capital Management LP, 5.625%, 08/15/2006	23,740,000	24,152,292
Bank of New York Co., Inc.:
3.75%, 02/15/2008	18,000,000	17,761,140
4.14%, 08/02/2007	16,625,000	16,561,210
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	10,000,000	9,822,840
7.35%, 10/01/2009	3,115,000	3,465,257
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,150,721
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	11,942,787
4.125%, 09/10/2009	12,600,000	12,462,257
Morgan Stanley:
3.625%, 04/01/2008	7,850,000	7,696,776
3.875%, 01/15/2009	23,850,000	23,400,475

		128,415,755

Commercial Banks 2.4%
BB&T Corp., 7.25%, 06/15/2007	2,000,000	2,119,730
Mellon Capital II, Ser. B, 7.995%, 01/15/2027	6,265,000	6,921,447
National City Corp.:
4.50%, 03/15/2010	20,000,000	20,052,040
6.875%, 05/15/2019	5,025,000	5,878,707
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	11,055,991
7.50%, 11/01/2009	11,390,000	12,753,372
SunTrust Banks, Inc., 4.25%, 10/15/2009	27,575,000	27,333,388
Wells Fargo & Co., 4.20%, 01/15/2010	20,000,000	19,817,420

		105,932,095

Consumer Finance 3.6%
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,546,725
Ford Motor Credit Co., 6.875%, 02/01/2006	2,500,000	2,529,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Electric Capital Corp.:
6.125%, 02/22/2011	$ 7,350,000	$7,967,209
6.80%, 11/01/2005	2,000,000	2,032,848
GMAC, 6.875%, 09/15/2011	7,000,000	6,140,407
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,736,435
4.75%, 05/15/2009	12,600,000	12,716,411
5.25%, 04/15/2015	18,000,000	18,261,342
6.50%, 11/15/2008	11,880,000	12,668,998
6.75%, 05/15/2011	8,550,000	9,472,921
Sprint Capital Corp., 6.875%, 11/15/2028	29,250,000	32,715,950
USAA Capital Corp., 5.59%, 12/20/2006 144A	18,000,000	18,489,276

		162,277,767

Insurance 0.2%
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	10,000,000	10,196,090

Real Estate 1.5%
Duke Realty Corp., REIT:
3.35%, 01/15/2008	12,000,000	11,640,636
3.50%, 11/01/2007	19,800,000	19,417,048
7.05%, 03/01/2006	3,600,000	3,659,944
7.75%, 11/15/2009	7,510,000	8,410,900
EOP Operating LP:
6.75%, 02/15/2008	9,000,000	9,538,983
6.80%, 01/15/2009	9,075,000	9,730,269
7.00%, 07/15/2011	1,000,000	1,106,039
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	2,350,000	2,384,171

		65,887,990

Thrifts & Mortgage Finance 1.9%
American General Finance Corp.:
4.50%, 11/15/2007	18,525,000	18,589,189
5.875%, 07/14/2006	19,775,000	20,222,251
5.91%, 06/12/2006	2,000,000	2,041,760
Washington Mutual, Inc.:
4.20%, 01/15/2010	13,500,000	13,258,310
5.00%, 03/22/2012	14,000,000	14,203,714
World Savings Bank FSB, 4.50%, 06/15/2009	18,000,000	18,049,482

		86,364,706

HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	25,000,000	24,637,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.2%
Road & Rail 0.2%
Burlington Northern Santa Fe Corp., 7.125%, 12/15/2010	$ 6,870,000	$7,727,733

MATERIALS 0.9%
Chemicals 0.0%
Dow Chemical Co., 8.625%, 04/01/2006	1,164,000	1,208,634

Metals & Mining 0.9%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	25,632,422
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,548,085

		38,180,507

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	26,144

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.2%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	4,092,791
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	20,650,053
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,750,028
Verizon, Inc.:
5.875%, 01/17/2012	9,050,000	9,486,075
6.75%, 12/01/2005	3,000,000	3,053,811

		53,032,758

Wireless Telecommunication Services 0.4%
Cingular Wireless, 8.125%, 05/01/2012	17,500,000	20,718,337

UTILITIES 1.2%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	17,298,267

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	18,715,323

Multi-Utilities 0.4%
Pacific Gas & Electric Co., 6.05%, 03/01/2034	17,650,000	18,926,219

Total Corporate Bonds (cost $838,864,592)		869,335,424

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLB, 7.03%, 07/14/2009	2,000,000	2,221,724
FHLMC:
5.125%, 07/15/2012	2,500,000	2,609,570
6.25%, 03/05/2012	1,400,000	1,451,081
7.00%, 07/15/2005	3,400,000	3,426,030
FNMA, 6.375%, 06/15/2009	4,500,000	4,876,992

Total U.S. Government & Agency Obligations (cost $14,532,006)		14,585,397

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 13.3%
U.S. Treasury Bond, 5.375%, 02/15/2031	$ 1,000,000	$1,129,766
U.S. Treasury Notes:
2.25%, 02/15/2007	124,180,000	121,308,462
2.625%, 11/15/2006 - 05/15/2008	2,500,000	2,438,947
2.75%, 07/31/2006	850,000	842,729
3.125%, 10/15/2008	4,300,000	4,210,138
3.375%, 01/15/2007 - 11/15/2008	66,540,162	67,066,804
4.25%, 11/15/2013 - 08/15/2014	4,930,000	4,961,367
4.875%, 02/15/2012	1,300,000	1,366,169
5.00%, 08/15/2011 ##	21,725,000	22,942,795
5.50%, 05/15/2009	2,500,000	2,658,400
6.00%, 02/15/2026	308,770,000	365,446,277

Total U.S. Treasury Obligations (cost $569,737,750)		594,371,854

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.3%
FIXED-RATE 6.3%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.81%,
05/25/2035 (h)	22,000,000	22,019,800
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A6B, 4.66%,
04/20/2035 (h)	30,592,000	30,576,704
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.51%, 12/25/2034	32,000,000	31,108,278
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.51%, 02/25/2035 (h)	28,125,828	27,988,012
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	43,300,000	42,724,418
Ser. 2004-9XS, Class A, 3.22%, 07/25/2034	2,012,031	2,015,546
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035 (h)	38,700,000	38,572,290
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-N, Class A6, 4.00%, 08/25/2034	25,445,000	25,075,210
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	42,020,000	40,667,133
Ser. 2004-DD, Class 2A6, 4.54%, 01/25/2035 (h)	20,530,000	20,449,933

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $281,789,272)		281,197,324

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 6.5%
FIXED-RATE 4.5%
Citigroup Mtge. Loan Trust, Ser. 2005-1, Class 2A2A, 4.84%, 04/25/2035 (h)	33,298,686	33,371,943
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-13, Class 2A1, 3.82%, 12/21/2034	81,408,134	80,386,568
Ser. 2004-13, Class 3A1, 3.79%, 12/21/2034	34,146,846	33,680,362
Morgan Stanley Mtge. Loan Trust, Ser. 2004-10AR, Class 2A2, 5.15%,
11/25/2034	37,390,207	37,681,167
Residential Asset Mtge. Products, Inc., Ser. 2004-SL2, Class AI, 6.50%,
10/25/2016	14,990,571	15,339,045

		200,459,085

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 2.0%
CitiFinancial Mtge. Securities, Inc., Ser. 2003-3, Class AF1, 2.97%, 08/25/2033	$ 2,219,686	$2,221,014
IndyMac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 3.28%, 09/25/2034	17,061,699	17,111,326
Ser. 2004-AR8, Class 2A2A, 3.25%, 11/25/2034	28,427,193	28,444,960
Ser. 2004-AR14, Class 2A1A, 3.21%, 01/25/2035	41,249,645	41,303,232

		89,080,532

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $290,090,880)		289,539,617

YANKEE OBLIGATIONS-CORPORATE 0.2%
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $7,353,817)	7,380,000	8,410,491

YANKEE OBLIGATIONS-GOVERNMENT 0.0%
Canada, 4.625%, 10/03/2006	1,000,000	1,013,812
Italy, 2.50%, 03/31/2006	1,000,000	991,585

Total Yankee Obligations-Government (cost $1,996,790)		2,005,397

	Shares	Value

MUTUAL FUND SHARES 0.4%
Blackrock North American Government Income Trust	976,800	10,754,568
MFS Government Markets Income Trust	844,700	5,558,126

Total Mutual Fund Shares (cost $14,316,819)		16,312,694

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Money Market Fund ø ## (cost $264,675,507)	264,675,507	264,675,507

Total Investments (cost $4,590,184,650) 103.6%		4,638,708,437
Other Assets and Liabilities (3.6%)		(160,284,070)

Net Assets 100.0%		$ 4,478,424,367

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
April 30, 2005 (unaudited):
AAA	81.5%
AA	2.5%
A	8.0%
BBB	8.0%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):
Less than 1 year	2.2%
1 to 3 year(s)	21.2%
3 to 5 years	29.5%
5 to 10 years	33.8%
10 to 20 years	0.2%
20 to 30 years	13.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $4,325,509,143)	$4,374,032,930
Investments in affiliates, at value (cost $264,675,507)	264,675,507
Receivable for securities sold	362,215,659
Receivable for Fund shares sold	2,301,738
Interest receivable	31,661,211
Prepaid expenses and other assets	376,334

Total assets	5,035,263,379

Liabilities
Dividends payable	9,768,580
Payable for securities purchased	540,984,439
Payable for Fund shares redeemed	5,653,515
Due to custodian bank	12,617
Advisory fee payable	84,158
Distribution Plan expenses payable	42,170
Due to other related parties	36,837
Accrued expenses and other liabilities	256,696

Total liabilities	556,839,012

Net assets	$4,478,424,367

Net assets represented by
Paid-in capital	$4,431,236,136
Undistributed net investment income	2,577,420
Accumulated net realized losses on securities and credit default swap transactions	(3,912,976)
Net unrealized gains on securities	48,523,787

Total net assets	$4,478,424,367

Net assets consists of
Class A	$452,253,291
Class B	226,798,089
Class C	130,261,325
Class I	3,608,801,654
Class IS	54,682,221
Class R	5,627,787

Total net assets	$4,478,424,367

Shares outstanding (unlimited number of shares authorized)
Class A	42,441,537
Class B	21,283,941
Class C	12,224,139
Class I	338,673,178
Class IS	5,131,640
Class R	528,132

Net asset value per share
Class A	$10.66
Class A — Offering price (based on sales charge of 4.75%)	$11.19
Class B	$10.66
Class C	$10.66
Class I	$10.66
Class IS	$10.66
Class R	$10.66

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest	$190,086,283
Income from affiliates	7,534,575
Dividends	1,083,115

Total investment income	198,703,973

Expenses
Advisory fee	14,499,164
Distribution Plan expenses
Class A	1,336,736
Class B	2,479,201
Class C	1,339,691
Class IS	132,022
Class R	9,653
Administrative services fee	4,524,091
Transfer agent fees	2,909,321
Trustees’ fees and expenses	97,688
Printing and postage expenses	184,939
Custodian and accounting fees	1,236,015
Registration and filing fees	242,947
Professional fees	59,595
Other	94,648

Total expenses	29,145,711
Less: Expense reductions	(34,791)
Fee waivers and expense reimbursements	(3,673,373)

Net expenses	25,437,547

Net investment income	173,266,426

Net realized and unrealized gains or losses on securities and credit default swap transactions
Net realized gains on:
Securities	30,090,682
Credit default swap transactions	350

Net realized gains on securities and credit default swap transactions	30,091,032
Net change in unrealized gains or losses on securities and credit default swap transactions	16,882,424

Net realized and unrealized gains or losses on securities and credit default swap transactions	46,973,456

Net increase in net assets resulting from operations	$220,239,882

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004 (a)

Operations
Net investment income		$173,266,426		$158,206,182
Net realized gains on securities and
credit default swap transactions		30,091,032		69,964,125
Net change in unrealized gains or
losses on securities and credit
default swap transactions		16,882,424		(147,679,786)

Net increase in net assets
resulting from operations		220,239,882		80,490,521

Distributions to
shareholders from
Net investment income
Class A		(17,634,860)		(19,148,882)
Class B		(8,063,195)		(10,027,078)
Class C		(4,366,474)		(4,973,450)
Class I		(155,266,028)		(152,850,766)
Class IS		(2,120,964)		(2,170,536)
Class R		(75,029)		(953)
Net realized gains
Class A		(3,150,163)		(3,917,725)
Class B		(1,718,401)		(2,462,501)
Class C		(926,393)		(1,213,633)
Class I		(25,438,757)		(28,845,612)
Class IS		(373,789)		(436,218)
Class R		(15,202)		(8)

Total distributions to shareholders		(219,149,255)		(226,047,362)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	12,519,904	133,629,644	23,208,407	253,047,099
Class B	1,952,762	20,879,399	5,264,414	57,580,115
Class C	3,602,350	38,461,002	4,715,954	51,434,867
Class I	78,474,517	839,163,073	91,838,814	998,914,539
Class IS	2,678,236	28,584,335	2,953,150	32,168,433
Class R	529,096	5,663,136	18,272	200,095

		1,066,380,589		1,393,345,148

Net asset value of shares issued in
reinvestment of distributions
Class A	1,587,062	16,964,324	1,622,465	17,565,488
Class B	717,023	7,664,798	918,636	9,944,298
Class C	286,102	3,058,516	388,141	4,201,325
Class I	6,193,805	66,217,729	5,331,478	57,697,698
Class IS	164,576	1,759,226	174,224	1,886,676
Class R	3,842	40,978	0	0

		95,705,571		91,295,485

Automatic conversion of
Class B shares to Class A shares
Class A	541,115	5,767,425	427,811	4,661,453
Class B	(541,115)	(5,767,425)	(427,811)	(4,661,453)

		0		0

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended April 30,

	2005		2004 (a)

	Shares		Shares
Capital share transactions
continued
Payment for shares redeemed
Class A	(15,002,463) $	(159,969,003)	(23,833,699) $	(258,702,263)
Class B	(6,632,844)	(70,741,994)	(8,211,303)	(88,995,323)
Class C	(5,001,542)	(53,380,307)	(5,532,244)	(59,954,054)
Class I	(103,223,252)	(1,102,577,689)	(72,954,327)	(793,012,858)
Class IS	(2,619,455)	(27,976,042)	(3,131,832)	(34,003,186)
Class R	(22,810)	(243,570)	(268)	(2,902)

		(1,414,888,605)		(1,234,670,586)

Net asset value of shares issued
in acquisition
Class I	10,542,453	111,341,321	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		(141,461,124)		249,970,047

Total increase (decrease)
in net assets		(140,370,497)		104,413,206
Net assets
Beginning of period		4,618,794,864		4,514,381,658

End of period		$4,478,424,367		$4,618,794,864

Undistributed net investment income		$2,577,420		$2,854,732

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent difference causing such reclassifications is due to mortgage paydown gains and losses. During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in capital	$2,907,765
Undistributed net investment income	13,982,812
Accumulated net realized losses on securities
and credit default swap transactions	(16,890,577)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC waived its advisory fee in the amount of $3,672,472 and reimbursed other expenses in the amount of $901 which combined represents 0.08% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2005, EIS received $37,873 from the sale of Class A shares and $20,249, $910,820 and $52,680 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Bond Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to SouthTrust Bond Fund shareholders at an exchange ratio of 0.95 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $1,887,663. The aggregate net assets of the Fund and SouthTrust Bond Fund immediately prior to the acquisition were $4,404,041,688 and $111,341,321, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,515,383,009.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2005:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$6,191,869,859	$2,128,602,130	$6,233,160,344	$1,666,772,308

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $4,596,485,289. The gross unrealized appreciation and depreciation on securities based on tax cost was $78,018,013 and $35,794,865, respectively, with a net unrealized appreciation of $42,223,148.

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2005, the Fund had $8,568,320 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 1,111,717	$1,101,227	$ 4,007,704	$ 2,347,672

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended April 30, 2005 in accordance with income tax regulations. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryover

$ 2,577,420	$10,955,983	$ 42,223,148	$ 8,568,320

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended April 30,
	2005	2004

Ordinary Income	$ 187,526,550	$ 205,903,076
Long-term Capital Gain	31,622,705	20,144,286

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Bond Portfolio, a series of Evergreen Select Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Bond Portfolio as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $31,622,705 for the fiscal year ended April 30, 2005.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566664 rv2 6/2005

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566664 rv2 6/2005

Evergreen

STRATEGIC CORE BOND PORTFOLIO

Annual Report
as of April 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Core Bond Portfolio, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth

1

LETTER TO SHAREHOLDERS continued

began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Tattersall Advisory Group, Inc

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/6/1994

Class I
Class inception date	12/6/1994

Nasdaq symbol	ENFDX

Average annual return

1-year	4.87%

5-year	7.37%

10-year	6.85%

Maximum sales charge	N/A

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Strategic Core Bond Portfolio Class I shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 4.87% for the twelve-month period ended April 30, 2005. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.26% .

The fund seeks to maximize total return through a combination of current income and capital growth.

While the pace of the economic expansion slowed somewhat in early 2005, the domestic economy grew steadily during most of the twelve months ended April 30, 2005. The period was marked by significant short-term volatility as worries about the economy and concerns about the impact of Federal Reserve Board’s decisions to raise interest rates came to fruition. Short-term and intermediate-term interest rates tended to rise, while long term yields ended the year close to where they started. This resulted in a flattening of the yield curve, whereby longer term securities outperformed short- and intermediate-term securities.

Over the period, the general trend was that corporate profits continued to rise and as a result, corporate bonds tended to outperform U.S. government securities. However, this trend was reversed in the final two months of the fiscal year.

We positioned the fund throughout the twelve months to benefit from a flattening of the yield curve, using a barbell strategy that emphasized shorter and longer term securities, while underweighting intermediates. This supported performance as intermediates underperformed the market. In addition, the emphasis on mortgage backed securities, and de-emphasis on U.S. Treasury bonds supported the fund’s performance.

Detracting from the fund’s performance was our de-emphasis on corporate securities. Early in the fiscal year, we reduced the fund’s corporate bond holdings because we thought that the corporate yield spread over U.S. Treasury bonds had become very narrow. However, in the final two months of the fiscal period, the underweighting of corporate bonds helped the fund’s relative performance as corporates underperformed mortgage-backed securities.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms. Class I shares have a minimum initial investment of $1 million, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,011.23	$ 2.24
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund’s annualized expense ratio (0.45% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended September 30,

CLASS I	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 13.02	$ 13.40	$ 12.76	$ 12.84	$ 12.18	$ 12.38

Income from investment operations
Net investment income (loss)	0.54	0.49	0.67	0.40	0.80	0.80
Net realized and unrealized gains or losses on securities	0.08	(0.23)	0.66	(0.13)	0.70	(0.08)

Total from investment operations	0.62	0.26	1.33	0.27	1.50	0.72

Distributions to shareholders from
Net investment income	(0.58)	(0.64)	(0.69)	(0.35)	(0.84)	(0.92)
Net realized gains	(0.09)	0	0	0	0	0

Total distributions to shareholders	(0.67)	(0.64)	(0.69)	(0.35)	(0.84)	(0.92)

Net asset value, end of period	$ 12.97	$ 13.02	$ 13.40	$ 12.76	$ 12.84	$ 12.18

Total return	4.87%	1.90%	10.62%	2.18%	12.63%	6.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,909	$18,065	$23,696	$33,138	$45,060	$60,729
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.43%	0.38%	0.41%	0.30%[3]	0.14%	0.11%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.43%	0.41%	0.48%	0.30%[3]	0.14%	0.11%[3]
Net investment income (loss)	4.20%	3.71%	4.90%	5.48%[3]	6.40%	6.86%[3]
Portfolio turnover rate	271%	272%	260%	166%	192%	113%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.

3 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.8%
FIXED-RATE 9.8%
FNMA:
6.20%, 06/01/2011	$575,848	$621,162
7.29%, 12/01/2010	377,922	424,744
7.53%, 05/01/2007	391,056	409,748

Total Agency Commercial Mortgage-Backed Securities (cost $1,446,225)		1,455,654

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 15.4%
FIXED-RATE 15.4%
FHLMC:
Ser. 2709, Class PC, 5.00%, 09/15/2018	175,000	177,768
Ser. 2750, Class DB, 4.50%, 05/15/2015	150,000	150,182
Ser. 2780, Class BD, 4.50%, 10/15/2017	190,000	190,413
Ser. 2780, Class TH, 5.00%, 09/15/2029	190,000	191,333
Ser. 2808, Class PE, 5.50%, 01/15/2029	160,000	164,214
Ser. 2827, Class TD, 5.00%, 02/15/2030	170,000	171,080
Ser. 2876, Class PD, 5.50%, 01/15/2028	200,000	204,811
Ser. 2894, Class QC, 5.50%, 05/15/2030	180,000	183,332
Ser. 2912, Class EC, 5.50%, 02/15/2030	180,000	185,048
Ser. 2957, Class KP, 5.50%, 07/15/2028 (h)	115,000	117,576
Ser. 2962, Class XB, 5.50%, 05/15/2029 (h)	305,000	311,801
FNMA, Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	255,544

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,312,055)		2,303,102

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.9%
FIXED-RATE 8.9%
FHLMC, 4.50%, 05/01/2034	195,277	188,567
FNMA:
4.50%, TBA #	275,000	272,078
5.00%, TBA #	190,000	191,366
5.50%, TBA #	140,000	141,356
6.20%, 01/01/2011	138,388	148,831
6.50%, 07/01/2032	160,242	166,853
7.50%, 11/01/2029	95,696	102,650
GNMA, 3.50%, 08/20/2029	106,462	107,941

Total Agency Mortgage-Backed Pass Through Securities (cost $1,313,167)		1,319,642

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 3.6%
FNMA:
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	170,000	170,014
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	190,000	193,614
Ser. 2004-W8, Class 183, 5.30%, 06/25/2044	170,000	171,105

Total Agency Reperforming Mortgage-Backed Collateralized
Mortgage Obligations (cost $544,035)		534,733

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED
PASS THROUGH SECURITIES 4.2%
FNMA:
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	$ 112,862	$118,322
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	72,244	75,876
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	267,497	281,788
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044##	137,205	142,537

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $625,220)		618,523

ASSET-BACKED SECURITIES 3.4%
Home Equity Mtge. Trust, Ser. 2005-1, Class A1, 3.22%, 04/25/2035	7,125	7,130
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	250,000	255,669
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	239,392

Total Asset-Backed Securities (cost $512,015)		502,191

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.1%
FIXED-RATE 11.1%
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A,
Class A5, 5.44%, 07/10/2037	180,000	186,825
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2,
Class A4, 5.30%, 08/10/2038	170,000	175,317
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	160,000	167,439
Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	230,000	239,635
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	147,464	156,444
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	205,000	200,343
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	167,118	164,949
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	200,000	198,545
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C16,
Class A4, 4.85%, 10/15/2041	170,000	170,008

Total Commercial Mortgage-Backed Securities (cost $1,662,683)		1,659,505

CORPORATE BONDS 21.2%
CONSUMER DISCRETIONARY 3.1%
Automobiles 1.0%
Ford Motor Co., 6.375%, 02/01/2029	125,000	93,174
General Motors Corp., 7.20%, 01/15/2011	70,000	59,174

		152,348

Media 1.3%
Comcast Corp., 6.20%, 11/15/2008	100,000	105,654
Time Warner, Inc., 7.625%, 04/15/2031	75,000	91,682

		197,336

Multi-line Retail 0.8%
May Department Stores Co., 7.45%, 09/15/2011	100,000	113,253

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 14.7%
Capital Markets 2.3%
Franklin Resources, Inc., 3.70%, 04/15/2008	$ 100,000	$99,044
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	100,000	96,313
Morgan Stanley, 3.875%, 01/15/2009	150,000	147,173

		342,530

Commercial Banks 4.4%
Bank of America Corp., 4.375%, 12/01/2010	175,000	174,582
PNC Financial Services Group, Inc., 7.50%, 11/01/2009	300,000	335,910
Wells Fargo & Co., 4.20%, 01/15/2010	150,000	148,631

		659,123

Consumer Finance 3.3%
HSBC Finance Corp., 6.40%, 06/17/2008	100,000	105,931
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	111,850
USAA Capital Corp., 5.59%, 12/20/2006 144A	265,000	272,203

		489,984

Insurance 1.6%
American General Finance Corp., MTN, 3.875%, 10/01/2009	250,000	242,823

Real Estate 2.1%
Duke Realty LP, REIT, 7.05%, 03/01/2006	300,000	304,995

Thrifts & Mortgage Finance 1.0%
Washington Mutual, Inc., 5.00%, 03/22/2012	150,000	152,183

MATERIALS 0.7%
Paper & Forest Products 0.7%
International Paper Co., 5.85%, 10/30/2012	100,000	103,670

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
BellSouth Corp., 6.375%, 06/01/2028	75,000	81,206
Verizon Communications, Inc., 5.875%, 01/17/2012	100,000	104,818

		186,024

UTILITIES 1.5%
Electric Utilities 1.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	200,000	218,965

Total Corporate Bonds (cost $3,039,652)		3,163,234

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Notes:
3.375%, 01/15/2007	72,607	76,224
5.00%, 08/15/2011	185,000	195,370
6.00%, 02/15/2026	770,000	911,337

Total U.S. Treasury Obligations (cost $1,099,151)		1,182,931

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 7.4%
FIXED-RATE 7.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D,
Class 2A7, 4.81%, 05/25/2035 (h)	$ 150,000	$150,720
Countrywide Home Loans, Inc., Ser. 2005-HYB3,
Class 2A5B, 4.66%, 03/20/2010 (h)	150,000	149,445
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2,
Class A1, 4.51%, 02/25/2035 (h)	171,461	170,620
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	160,000	156,436
Ser. 2005-AR5, Class A6, 4.69%, 05/25/2035 (h)	150,000	149,955
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-DD, Class 2A6, 4.54%, 01/25/2035 (h)	180,000	179,298
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	155,000	150,010

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,102,141)
		1,106,484

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.5%
FIXED-RATE 3.5%
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-13, Class 2A1, 3.82%, 04/21/2034	210,538	207,896
Ser. 2004-13, Class 3A1, 3.79%, 12/21/2034	169,068	166,758
Morgan Stanley Mtge. Loan Trust, Ser. 2004-10AR,
Class 2A2, 5.14%, 11/25/2034	144,887	146,015

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $521,740)		520,669

YANKEE OBLIGATIONS-CORPORATE 1.9%
MATERIALS 0.7%
Metals & Mining 0.7%
Alcan, Inc., 6.125%, 12/15/2033	100,000	107,813

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010	160,000	182,341

Total Yankee Obligations-Corporate (cost $268,300)		290,154

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Money Market Fund ø ## (cost $479,254)	479,254	479,254

Total Investments (cost $14,925,638) 101.5%		15,136,076
Other Assets and Liabilities (1.5%)		(227,289)

Net Assets 100.0%		$14,908,787

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005

(h)   Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

#     When-issued or delayed delivery security

##   All or a portion of this security has been segregated for when-issued or delayed delivery securities.

144  A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

ø     Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
GNMA  Government National Mortgage Association
MASTR Mortgage Asset Securitization Transactions, Inc.
MTN     Medium-Term Note
REIT     Real Estate Investment Trust
TBA      To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2005 (unaudited):

AAA	78.3%
AA	4.1%
A	6.3%
BBB	11.3%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):

Less than 1 year	3.3%
1 to 3 year(s)	17.4%
3 to 5 years	27.1%
5 to 10 years	41.5%
20 to 30 years	10.7%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $14,446,384)	$14,656,822
Investments in affiliates, at value (cost $479,254)	479,254
Cash	69,368
Receivable for securities sold	764,481
Interest receivable	116,408
Prepaid expenses and other assets	11,656

Total assets	16,097,989

Liabilities
Payable for securities purchased	1,020,823
Payable for Fund shares redeemed	154,823
Due to related parties	293
Accrued expenses and other liabilities	13,263

Total liabilities	1,189,202

Net assets	$14,908,787

Net assets represented by
Paid-in capital	$14,620,911
Undistributed net investment income	8,063
Accumulated net realized gains on securities	69,375
Net unrealized gains on securities	210,438

Total net assets	$14,908,787

Shares outstanding (unlimited number of shares authorized) — Class I	1,149,466

Net asset value per share — Class I	$12.97

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest	$734,471
Income from affiliates	24,660

Total investment income	759,131

Expenses
Transfer agent fees	3,776
Trustees’ fees and expenses	1,212
Printing and postage expenses	20,557
Custodian and accounting fees	7,081
Registration and filing fees	24,339
Professional fees	13,731
Other	403

Total expenses	71,099
Less: Expense reductions	(190)

Net expenses	70,909

Net investment income	688,222

Net realized and unrealized gains or losses on securities
Net realized gains on securities	167,530
Net change in unrealized gains or losses on securities	(96,675)

Net realized and unrealized gains or losses on securities	70,855

Net increase in net assets resulting from operations	$759,077

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005 (a)		2004

Operations
Net investment income		$688,222		$830,860
Net realized gains on securities		167,530		392,232
Net change in unrealized gains or losses
on securities		(96,675)		(690,973)

Net increase in net assets resulting
from operations		759,077		532,119

Distributions to shareholders from
Net investment income
Class I		(732,483)		(1,038,292)
Class IS		0		(1,104)
Net realized gains
Class I		(110,724)		0

Total distributions to shareholders		(843,207)		(1,039,396)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	1,522,538	19,811,256	2,664,171	35,497,976
Class IS	0	0	3,677	50,002

		19,811,256		35,547,978

Net asset value of shares issued in
reinvestment of distributions
Class I	57,112	739,811	67,662	900,538
Class IS	0	0	81	1,090

		739,811		901,628

Payment for shares redeemed
Class I	(1,817,547)	(23,622,775)	(3,112,403)	(41,524,891)
Class IS	(745)	(9,665)	(4,001)	(52,228)

		(23,632,440)		(41,577,119)

Net decrease in net assets resulting
from capital share transactions		(3,081,373)		(5,127,513)

Total decrease in net assets		(3,165,503)		(5,634,790)
Net assets
Beginning of period		18,074,290		23,709,080

End of period		$14,908,787		$18,074,290

Undistributed (overdistributed)
net investment income		$8,063		$(269)

(a) On May 6, 2004, all shares in Class IS were redeemed and the Fund no longer offers Class IS shares.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Core Bond Portfolio (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Shares of the Fund are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its investment advisory affiliates) and through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms.

On May 6, 2004, all Institutional Service (“Class IS”) shares were redeemed and the Fund no longer offers Class IS shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

16

NOTES TO FINANCIAL STATEMENTS continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

During the year ended April 30, 2005, the following amounts were reclassified:

Accumulated net realized gains on securities	$(52,593)
Undistributed net investment income	52,593

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

17

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$34,873,307	$6,616,175	$37,884,706	$ 5,197,487

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $14,938,942. The gross unrealized appreciation and depreciation on securities based on tax cost was $323,712 and $126,578, respectively, with a net unrealized appreciation of $197,134.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 8,063	$ 82,679	$197,134

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2005	2004

Ordinary Income	$ 732,483	$1,037,742
Long-term Capital Gain	110,724	1,654

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

18

NOTES TO FINANCIAL STATEMENTS continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

19

NOTES TO FINANCIAL STATEMENTS continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Core Bond Portfolio, a series of Evergreen Select Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Core Bond Portfolio as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $110,724 for the fiscal year ended April 30, 2005.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

573634 6/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573634    6/2005

Evergreen

SELECT HIGH YIELD BOND FUND

Annual Report
as of April 30, 2005

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Select High Yield Bond Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.”

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields

1

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified, long-term strategies, including high yield securities, within their fixed income portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Richard M. Cryan

High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

Average annual return

1-year	2.78%	2.52%

5-year	6.95%	6.68%

Since portfolio inception	6.39%	6.12%

Maximum sales charge	N/A	N/A

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares, versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 2.78% for the twelve-month period ended April 30, 2005. During the same period, the Merrill Lynch High Yield Master Index (MLHYMI) returned 6.45%.

The fund seeks a high level of total return.

High yield corporate bonds delivered moderate, positive performance for the fiscal year ended April 30, 2005, despite significant short-term volatility. In general, the lowest-rated bonds, with the greatest credit risk, tended to outperform higher-rated securities. The riskier bonds led a vigorous rally in the closing months of 2004, and they held up better than higher-rated securities when the market corrected in early 2005 as investors sold more liquid holdings.

Throughout the period, the fund was positioned to emphasize better quality, high yield securities. Unfortunately, it was an unusual period in which this bias toward quality hurt relative performance. As a result, the fund underperformed the benchmark MLHYMI for the twelve-month period, although it did produce positive performance.

By sector, our primary area of emphasis was in bonds of cyclical companies, including basic materials. We overweighted chemicals, forest products, metals and mining and retailers. The chemical industry bonds performed particularly well, as did those of metals and mining companies and retailers. All benefited from the continued economic expansion during the reporting period. The focus on forest products industry bonds detracted from performance, since demand for paper did not increase as much as we had anticipated.

Bonds of chemical company Huntsman and wireless service provider Nextel Communications were two of the fund’s stronger performing investments. Securities issued by hotel chain Prime Hospitality also added to results. Performance tended to be hurt most by sector selection. The underweights in utilities and telecommunications services sectors detracted from relative performance. Security selection was not as much of a drag on performance, as none of the issues in which we invested suffered serious declines in price, nor did any issuing companies default on bonds owned by the fund. Among relative detractors, however, were bonds of Jean Coutu, a Quebec based retail pharmaceutical chain and Hayes Wheel Company, an automotive parts supplier.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class I	$ 1,000.00	$973.93	$ 3.28
Class IS	$ 1,000.00	$972.76	$ 4.60
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.47	$ 3.36
Class IS	$ 1,000.00	$ 1,020.13	$ 4.71

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.67% for Class I and 0.94% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended September 30,

CLASS I	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57	$ 10.00

Income from investment operations
Net investment income (loss)	0.64	0.69[3]	0.69[3]	0.43	0.79[3]	0.71
Net realized and unrealized gains or losses on securities	(0.37)	0.17	(0.01)	0.49	(0.64)	(0.44)

Total from investment operations	0.27	0.86	0.68	0.92	0.15	0.27

Distributions to shareholders from
Net investment income	(0.64)	(0.69)	(0.69)	(0.43)	(0.85)	(0.70)

Net asset value, end of period	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57

Total return	2.78%	9.47%	7.78%	10.48%	1.51%	2.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$490,363	$597,678	$372,881	$175,741	$152,633	$72,204
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.66%	0.67%	0.67%	0.68%[4]	0.63%	0.61%[4]
Expenses excluding waivers/reimbursements
and expense reductions	0.66%	0.67%	0.67%	0.69%[4]	0.71%	0.79%[4]
Net investment income (loss)	6.71%	7.26%	7.66%	7.95%[4]	8.52%	8.98%[4]
Portfolio turnover rate	71%	65%	37%	48%	79%	48%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from November 30, 1999 (commencem ent of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Year Ended September 30,

CLASS IS	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$9.57	$10.00

Income from investment operations
Net investment income (loss)	0.61	0.67	0.66[3]	0.41	0.78[3]	0.71
Net realized and unrealized gains or losses on securities	(0.37)	0.16	0	0.49	(0.65)	(0.47)

Total from investment operations	0.24	0.83	0.66	0.90	0.13	0.24

Distributions to shareholders from
Net investment income	(0.61)	(0.66)	(0.67)	(0.41)	(0.83)	(0.67)

Net asset value, end of period	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$8.87	$ 9.57

Total return	2.52%	9.20%	7.51%	10.33%	1.25%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,936	$5,781	$1,020	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.93%	0.92%	0.92%	0.94%[4]	0.81%	0.56%[4]
Expenses excluding waivers/reimbursements
and expense reductions	0.93%	0.92%	0.92%	0.94%[4]	0.85%	0.84%[4]
Net investment income (loss)	6.48%	6.98%	7.22%	7.70%[4]	8.40%	8.89%[4]
Portfolio turnover rate	71%	65%	37%	48%	79%	48%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from November 30, 1999 (commencem ent of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS 88.7%
CONSUMER DISCRETIONARY 27.7%
Auto Components 0.8%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$5,060,000	$4,326,300

Hotels, Restaurants & Leisure 10.7%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,350,000	5,844,875
Chumash Casino & Resort Enterprise, 9.26%, 07/15/2010 144A	5,000,000	5,375,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,000,000	4,875,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	5,000,000	5,350,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	5,120,000	4,825,600
MGM MIRAGE, Inc., 5.875%, 02/27/2014	5,500,000	5,176,875
Seneca Gaming Corp., 7.25%, 05/01/2012	4,365,000	4,343,175
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	5,000,000	5,200,000
Station Casinos, Inc., 6.50%, 02/01/2014	4,675,000	4,686,687
Town Sports International, Inc., 9.625%, 04/15/2011	3,500,000	3,609,375
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	5,000,000	4,700,000

		53,986,587

Household Durables 4.6%
K. Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	5,000,000	4,950,000
M/I Homes, Inc., 6.875%, 04/01/2012 144A	6,475,000	6,345,500
Meritage Homes Corp., 6.25%, 03/15/2015 144A	2,150,000	1,988,750
Technical Olympic USA, Inc., 7.50%, 01/15/2015	5,550,000	5,050,500
WCI Communities, Inc., 9.125%, 05/01/2012	4,595,000	4,824,750

		23,159,500

Media 6.1%
CSC Holdings, Inc., 7.625%, 04/01/2011	4,000,000	4,080,000
Dex Media West LLC, 5.875%, 11/15/2011	3,925,000	3,807,250
LIN TV Corp., 6.50%, 05/15/2013	6,250,000	6,015,625
Mediacom LLC, 9.50%, 01/15/2013	6,050,000	5,823,125
MediaNews Group, Inc., 6.375%, 04/01/2014	6,250,000	5,906,250
R.H. Donnelley Corp., 10.875%, 12/15/2012	4,550,000	5,221,125

		30,853,375

Multi-line Retail 1.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	4,675,000	4,978,875

Specialty Retail 2.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,100,000	3,348,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	5,975,000	6,004,875
Payless ShoeSource, Inc., 8.25%, 08/01/2013	4,800,000	4,920,000

		14,272,875

Textiles, Apparel & Luxury Goods 1.7%
Oxford Industries, Inc., 8.875%, 06/01/2011	3,875,000	4,030,000
The Warnaco Group, Inc., 8.875%, 06/15/2013	4,345,000	4,714,325

		8,744,325

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 7.5%
Food & Staples Retailing 3.6%
Ingles Markets, Inc., 8.875%, 12/01/2011	$5,085,000	$5,097,712
NeighborCare, Inc., 6.875%, 11/15/2013	2,635,000	2,766,750
Rite Aid Corp., 8.125%, 05/01/2010	5,455,000	5,345,900
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	5,000,000	5,200,000

		18,410,362

Food Products 2.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	5,000,000	5,187,500
Chiquita Brands International, Inc., 7.50%, 11/01/2014	2,895,000	2,663,400
Del Monte Corp., 8.625%, 12/15/2012	4,248,000	4,566,600

		12,417,500

Household Products 0.8%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	4,000,000	3,900,000

Personal Products 0.6%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	3,020,000	3,140,800

ENERGY 10.9%
Energy Equipment & Services 3.8%
Dresser, Inc., 9.375%, 04/15/2011	4,500,000	4,725,000
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	6,595,000	6,537,294
Offshore Logistics, Inc., 6.125%, 06/15/2013	6,250,000	5,921,875
Parker Drilling Co., Ser. B, 9.625%, 10/01/2013	1,959,000	2,164,695

		19,348,864

Oil, Gas & Consumable Fuels 7.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,455,000	4,455,000
Exco Resources, Inc., 7.25%, 01/15/2011	5,645,000	5,588,550
Ferrellgas Partners LP, 6.75%, 05/01/2014	5,660,000	5,405,300
Forest Oil Corp., 7.75%, 05/01/2014	5,000,000	5,250,000
Frontier Oil Corp., 6.625%, 10/01/2011	5,925,000	5,895,375
Plains Exploration & Production Co., 8.75%, 07/01/2012	4,155,000	4,508,175
The Williams Companies, Inc., 7.125%, 09/01/2011	4,550,000	4,766,125

		35,868,525

FINANCIALS 6.2%
Diversified Financial Services 1.1%
Arch Western Finance LLC, 6.75%, 07/01/2013	5,400,000	5,440,500

Insurance 0.9%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,250,000	4,632,500

Real Estate 4.2%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010	3,299,000	3,694,880
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	4,950,000	5,036,625
La Quinta Properties, Inc., REIT, 7.00%, 08/15/2012	4,950,000	5,073,750
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	2,205,000	2,138,850
Thornburg Mortgage Inc., REIT, 8.00%, 05/15/2013	5,000,000	5,050,000

		20,994,105

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 4.0%
Health Care Providers & Services 4.0%
Coventry Health Care, Inc., 6.125%, 01/15/2015	$850,000	$850,000
Extendicare Health Services, Inc., 6.875%, 05/01/2014	5,225,000	5,029,062
HCA, Inc., 6.375%, 01/15/2015	5,000,000	5,043,040
Omnicare, Inc., 6.125%, 06/01/2013	4,500,000	4,387,500
Triad Hospitals, Inc., 7.00%, 11/15/2013	5,000,000	5,012,500

		20,322,102

INDUSTRIALS 10.1%
Aerospace & Defense 1.5%
Aviall, Inc., 7.625%, 07/01/2011	6,000,000	6,180,000
DRS Technologies, Inc., 6.875%, 11/01/2013	1,525,000	1,528,813

		7,708,813

Commercial Services & Supplies 5.0%
Adesa, Inc., 7.625%, 06/15/2012	4,990,000	4,890,200
Allied Waste North America, Inc., 6.375%, 04/15/2011	5,170,000	4,730,550
Corrections Corp. of America, 6.25%, 03/15/2013 144A	4,975,000	4,825,750
Geo Group, Inc., 8.25%, 07/15/2013	1,670,000	1,682,525
Mobile Mini, Inc., 9.50%, 07/01/2013	3,500,000	3,850,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	5,000,000	5,425,000

		25,404,025

Machinery 3.4%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	6,000,000	6,150,000
Manitowoc Co., Inc., 7.125%, 11/01/2013	940,000	963,500
Navistar International Corp., 6.25%, 03/01/2012 144A	5,975,000	5,287,875
Terex Corp., 7.375%, 01/15/2014	4,655,000	4,701,550

		17,102,925

Road & Rail 0.2%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	1,000,000	1,000,000

INFORMATION TECHNOLOGY 1.2%
IT Services 1.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	1,500,000	1,470,000
Unisys Corp., 6.875%, 03/15/2010	4,925,000	4,740,313

		6,210,313

MATERIALS 15.8%
Chemicals 5.6%
Equistar Chemicals LP, 10.625%, 05/01/2011	4,250,000	4,760,000
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	4,050,000	4,637,250
11.625%, 10/15/2010	2,795,000	3,242,200
Lyondell Chemical Co., 10.50%, 06/01/2013	5,000,000	5,787,500
Millenium America, Inc., 9.25%, 06/15/2008	4,500,000	4,815,000
Scotts Co., 6.625%, 11/15/2013	5,000,000	5,075,000

		28,316,950

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 2.0%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	$5,000,000	$4,700,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	4,925,000	4,826,500
Plastipak Holdings, Inc., 10.75%, 09/01/2011	580,000	635,100

		10,161,600

Metals & Mining 5.2%
Alaska Steel Corp., 7.75%, 06/15/2012	5,425,000	4,855,375
Century Aluminum Co., 7.50%, 08/15/2014	6,000,000	5,910,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	4,261,000	4,399,482
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,125,000	3,367,188
Peabody Energy Corp., 6.875%, 03/15/2013	3,120,000	3,244,800
United States Steel Corp., 10.75%, 08/01/2008	4,250,000	4,802,500

		26,579,345

Paper & Forest Products 3.0%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	5,595,000	5,343,225
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,225,000
Georgia Pacific Corp., 8.125%, 05/15/2011	4,000,000	4,395,000

		14,963,225

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 2.9%
Citizens Communications Co., 6.25%, 01/15/2013	5,000,000	4,687,500
Insight Midwest LP, 10.50%, 11/01/2010	4,750,000	5,082,500
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	5,000,000	5,100,000

		14,870,000

Wireless Telecommunication Services 1.1%
Nextel Communications, Inc., 5.95%, 03/15/2014	4,825,000	4,909,438
Rural Cellular Co., 8.25%, 03/15/2012	600,000	610,500

		5,519,938

UTILITIES 1.3%
Electric Utilities 0.9%
Reliant Energy, Inc., 6.75%, 12/15/2014	5,175,000	4,605,750

Multi-Utilities 0.4%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	1,682,000	1,707,230

Total Corporate Bonds (cost $453,815,925)		448,947,209

YANKEE OBLIGATIONS-CORPORATE 7.4%
CONSUMER DISCRETIONARY 2.1%
Hotels, Restaurants & Leisure 1.0%
Intrawest Corp., 7.50%, 10/15/2013	5,000,000	5,000,000

Media 1.1%
Rogers Cable, Inc., 5.50%, 03/15/2014	6,000,000	5,340,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.9%
The Jean Coutu Group, (PJC) Inc., 8.50%, 08/01/2014	$5,000,000	$4,737,500

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011	2,930,000	2,930,000

MATERIALS 2.8%
Containers & Packaging 1.0%
Norampac, Inc., 6.75%, 06/01/2013	5,000,000	4,975,000

Metals & Mining 1.1%
Novelis, Inc., 7.25%, 02/15/2015 144A	5,840,000	5,679,400

Paper & Forest Products 0.7%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	3,715,000	3,547,825

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,450,000	5,245,625

Total Yankee Obligations-Corporate (cost $39,447,907)		37,455,350

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund ø (cost $12,237,838)	12,237,838	12,237,838

Total Investments (cost $505,501,670) 98.5%		498,640,397
Other Assets and Liabilities 1.5%		7,659,204

Net Assets 100.0%		$506,299,601

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended
This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
REIT	Real Estate Investment Trust

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
April 30, 2005 (unaudited):
BBB	1.3%
BB	39.2%
B	59.5%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):
1 to 3 year(s)	1.1%
3 to 5 years	6.2%
5 to 10 years	91.8%
10 to 20 years	0.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $493,263,832)	$486,402,559
Investments in affiliates, at value (cost $12,237,838)	12,237,838
Receivable for Fund shares sold	146,523
Interest receivable	11,324,901
Prepaid expenses and other assets	118,472

Total assets	510,230,293

Liabilities
Dividends payable	1,509,152
Payable for Fund shares redeemed	2,339,832
Advisory fee payable	20,906
Distribution Plan expenses payable	328
Due to other related parties	6,127
Accrued expenses and other liabilities	54,347

Total liabilities	3,930,692

Net assets	$506,299,601

Net assets represented by
Paid-in capital	$580,837,145
Overdistributed net investment income	(1,517,817)
Accumulated net realized losses on securities	(66,158,454)
Net unrealized losses on securities	(6,861,273)

Total net assets	$506,299,601

Net assets consists of
Class I	$490,363,325
Class IS	15,936,276

Total net assets	$506,299,601

Shares outstanding (unlimited number of shares authorized)
Class I	53,609,505
Class IS	1,742,262

Net asset value per share
Class I	$9.15
Class IS	$9.15

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest (net of foreign withholding taxes of $1,771)	$42,863,990
Income from affiliates	503,779

Total investment income	43,367,769

Expenses
Advisory fee	2,942,318
Distribution Plan expenses	19,003
Administrative services fee	587,548
Transfer agent fees	36,713
Trustees’ fees and expenses	43,469
Printing and postage expenses	33,105
Custodian and accounting fees	164,826
Registration and filing fees	62,966
Professional fees	24,174
Interest expense	2,987
Other	14,479

Total expenses	3,931,588
Less: Expense reductions	(10,118)
Expense reimbursements	(117)

Net expenses	3,921,353

Net investment income	39,446,416

Net realized and unrealized gains or losses on securities
Net realized gains on securities	6,922,615
Net change in unrealized gains or losses on securities	(29,238,711)

Net realized and unrealized gains or losses on securities	(22,316,096)

Net increase in net assets resulting from operations	$17,130,320

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004

Operations
Net investment income		$39,446,416		$41,828,719
Net realized gains on securities		6,922,615		7,605,826
Net change in unrealized gains or losses
on securities		(29,238,711)		2,970,740

Net increase in net assets resulting
from operations		17,130,320		52,405,285

Distributions to shareholders from
Net investment income
Class I		(38,903,805)		(41,463,117)
Class IS		(496,908)		(323,548)

Total distributions to shareholders		(39,400,713)		(41,786,665)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	21,258,771	202,119,253	22,331,491	210,788,975
Class IS	1,979,630	19,040,172	349,515	3,303,561

		221,159,425		214,092,536

Net asset value of shares issued in
reinvestment of distributions
Class I	1,935,472	18,384,184	1,985,868	18,764,765
Class IS	29,441	279,005	21,805	206,628

		18,663,189		18,971,393

Payment for shares redeemed
Class I	(32,388,905)	(306,368,514)	(22,809,327)	(216,128,699)
Class IS	(874,235)	(8,342,250)	(277,910)	(2,641,272)

		(314,710,764)		(218,769,971)

Net asset value of shares issued in
acquisition
Class I	0	0	21,406,249	200,845,891
Class IS	0	0	404,909	3,799,095

		0		204,644,986

Net increase (decrease) in net assets
resulting from capital share
transactions		(74,888,150)		218,938,944

Total increase (decrease) in net assets		(97,158,543)		229,557,564
Net assets
Beginning of period		603,458,144		373,900,580

End of period	$ 506,299,601		$ 603,458,144

Overdistributed net investment income		$(1,517,817)		$(935,394)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to reinstated capital loss carryovers acquired through a fund merger and consent fees on tendered bonds. During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in capital	$8,864,673
Accumulated net realized losses on securities	(8,236,547)
Overdistributed net investment income	(628,126)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC reimbursed other expenses in the amount of $117.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit High Yield Bond Fund in a tax-free exchange for Class I and Class IS shares of the Fund. Shares were issued to Class I and Class IS shares of Evergreen Offit High Yield Bond Fund at an exchange ratio of 0.71 and 0.71 for Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $5,041,345. The aggregate net assets of the Fund and Evergreen Offit High Yield Bond Fund immediately prior to the acquisition were $415,130,316 and $204,644,986, respectively. The aggregate net assets of the Fund immediately after the acquisition were $619,775,302.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $391,656,754 and $409,111,699, respectively, for the year ended April 30, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $505,552,893. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,000,973 and $14,913,469, respectively, with a net unrealized depreciation of $6,912,496.

As of April 30, 2005, the Fund had $66,107,231 in capital loss carryovers for federal income tax purposes with $1,682,951 expiring in 2009, $5,561,023 expiring in 2010 and $58,863,257 expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryover

$ 1,517,817	$ 6,912,496	$ 66,107,231

20

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $39,400,713 and $41,786,665 of ordinary income for the years ended April 30, 2005 and April 30, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had average borrowings outstanding of $90,498 at a rate of 3.30% and paid interest of $2,987.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

21

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select High Yield Bond Fund as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566666 rv2 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant's annual financial statements for the fiscal years ended April 30, 2005 and April 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$60,800	$67,500
Audit-related fees (1)	4,800	0

Audit and audit-related fees	65,600	67,500
Tax fees (2)	3,375	7,810
All other fees	0	0

Total fees	$68,975	$75,310

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:

________________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

________________________
 Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

By:

________________________
Carol A. Kosel
Principal Financial Officer

Date: June 30, 2005